Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Accounts And Other Receivables And Publisher Advances
Allowance for doubtful accounts, beginning of year	$ (874,438)
Acquisition of Frankly		(887,763)
Acquisition of SideQik	(140,896)
Provision, bad debt expense	(72,636)
Writeoffs	3,665	13,325
Allowance for doubtful accounts, end of year	$ (1,084,305)	$ (874,438)